Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Noncontrolling Interest [Line Items]
Summary of share-based compensation activity
Activity in the Company’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at October 31, 2013	315,944	60,333	$11.78

Activity in the Company’s stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Outstanding options
Information regarding the stock options outstanding under the Company’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78

Cortelco Systems Holding Corp [Member]
Noncontrolling Interest [Line Items]
Summary of share-based compensation activity
Activity in eOn’s stock option plans since July 31, 2013 is as follows:

Weighted
	Shares		Average
	Available	Options	Exercise
	for Grant	Outstanding	Price

Options at August 1, 2013	315,944	60,333	$11.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Options at October 31, 2013	315,944	60,333	$11.78

Activity in the eOn stock option plans during fiscal years 2013 and 2012 is as follows:

	2013
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	307,344	68,933	$11.19
Granted	-	-	-
Exercised	-	-	-
Cancelled	8,600	(8,600)	7.07
End of year	315,944	60,333	$11.78

	2012
			Weighted
	Shares		Average
	Available	Shares	Exercise
	for Grant	Outstanding	Price
Beginning of year	302,756	73,521	$10.80
Granted	-	-	-
Exercised	-	-	-
Cancelled	4,588	(4,588)	5.03
End of year	307,344	68,933	$11.19

Outstanding options
Information regarding the stock options outstanding under eOn’s stock option plans at July 31, 2013 is summarized as follows:

		Weighted
		Average	Weighted		Weighted
	Outstanding	Remaining	Average	Exercisable	Average
	at July 31,	Contractual	Exercise	at July 31,	Exercise
Range of Exercise Prices	2013	Life	Price	2013	Price
$ 5.01 — $10.00	30,000	2.9 years	7.15	30,000	7.15
$15.01 — $20.00	30,333	0.6 years	16.35	30,333	16.35
	60,333	1.7 years	$11.78	60,333	$11.78